UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 17 of its series:

Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Index Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Core Bond Fund, Wells Fargo Advantage Real Return Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio.

Date of reporting period: August 31, 2015

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Growth Balanced Fund	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Value

Investment Companies : 99.86%

Affiliated Master Portfolios : 99.86%

Wells Fargo Advantage C&B Large Cap Value Portfolio	$13,306,381
Wells Fargo Advantage Core Bond Portfolio	17,996,869
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	40,310,458
Wells Fargo Advantage Emerging Growth Portfolio	3,959,343
Wells Fargo Advantage Index Portfolio	40,035,641
Wells Fargo Advantage International Growth Portfolio	11,868,063
Wells Fargo Advantage International Value Portfolio	11,965,964
Wells Fargo Advantage Large Company Value Portfolio	26,731,433
Wells Fargo Advantage Managed Fixed Income Portfolio	62,980,002
Wells Fargo Advantage Real Return Portfolio	8,949,150
Wells Fargo Advantage Small Company Growth Portfolio	4,011,277
Wells Fargo Advantage Small Company Value Portfolio	8,068,371

Total Investment Companies (Cost $228,343,131)	250,182,952

		Yield	Maturity date	Principal

Short-Term Investments : 0.15%

U.S. Treasury Securities : 0.15%
U.S. Treasury Bill #(z)		0.00%	10-8-2015	$390,000	390,000

Total Short-Term Investments (Cost $390,000)					390,000

Total investments in securities (Cost $228,733,131)*	100.01%				250,572,952

Other assets and liabilities, net	(0.01)				(32,874)

Total net assets	100.00%				$250,540,078

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $229,569,685 and unrealized gains (losses) consists of:

Gross unrealized gains	$21,003,267
Gross unrealized losses	0

Net unrealized gains	$21,003,267

1

Wells Fargo Advantage Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage C&B Large Cap Value Portfolio	4%
Wells Fargo Advantage Core Bond Portfolio	0	*
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	35
Wells Fargo Advantage Emerging Growth Portfolio	0	*
Wells Fargo Advantage Index Portfolio	2
Wells Fargo Advantage International Growth Portfolio	8
Wells Fargo Advantage International Value Portfolio	2
Wells Fargo Advantage Large Company Value Portfolio	35
Wells Fargo Advantage Managed Fixed Income Portfolio	52
Wells Fargo Advantage Real Return Portfolio	18
Wells Fargo Advantage Small Company Growth Portfolio	0	*
Wells Fargo Advantage Small Company Value Portfolio	4

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Affiliated master portfolios	$0	$250,182,952	$0	$250,182,952
Short-term investments
U.S. Treasury securities	390,000	0	0	390,000

	390,000	250,182,952	0	250,572,952
Futures contracts	7,031	0	0	7,031

Total assets	$397,031	$250,182,952	$0	$250,579,983

Liabilities
Futures contracts	$66,625	$0	$0	$66,625

Total liabilities	$66,625	$0	$0	$66,625

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015 the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended August 31, 2015, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains (losses)
9/17/2015	Goldman Sachs	13 Long	S&P 500 Index	6,399,900	(69,812)

12/21/2015	Goldman Sachs	50 Short	10-Year U.S. Treasury Notes	6,353,125	13,915

Wells Fargo Advantage Moderate Balanced Fund	Portfolio of investments — August 31, 2015 (unaudited)

Security name	Value

Investment Companies : 102.23%

Affiliated Master Portfolios : 102.23%

Wells Fargo Advantage C&B Large Cap Value Portfolio	$5,874,871
Wells Fargo Advantage Core Bond Portfolio	16,434,156
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	17,573,644
Wells Fargo Advantage Emerging Growth Portfolio	1,770,966
Wells Fargo Advantage Index Portfolio	17,595,277
Wells Fargo Advantage International Growth Portfolio	5,284,412
Wells Fargo Advantage International Value Portfolio	5,303,072
Wells Fargo Advantage Large Company Value Portfolio	11,808,167
Wells Fargo Advantage Managed Fixed Income Portfolio	57,442,249
Wells Fargo Advantage Real Return Portfolio	8,178,588
Wells Fargo Advantage Small Company Growth Portfolio	1,777,458
Wells Fargo Advantage Small Company Value Portfolio	3,570,918
Wells Fargo Advantage Stable Income Portfolio	27,475,623

Total Investment Companies (Cost $171,950,061)	180,089,401

		Yield	Maturity date	Principal

Short-Term Investments: 0.16%

U.S. Treasury Securities: 0.16%
U.S. Treasury Bill #		0.00%	10-8-2015	$280,000	280,000

Total Short-Term Investments (Cost $280,000)					280,000

Total investments in securities (Cost $172,230,061)*	102.39%				180,369,401

Other assets and liabilities, net	(2.39)				(4,208,989)

Total net assets	100.00%				$176,160,412

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $171,358,709 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,010,692
Gross unrealized losses	0

Net unrealized gains	$9,010,692

1

Wells Fargo Advantage Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage C&B Large Cap Value Portfolio	2%
Wells Fargo Advantage Core Bond Portfolio	0	*
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	15
Wells Fargo Advantage Emerging Growth Portfolio	0	*
Wells Fargo Advantage Index Portfolio	1
Wells Fargo Advantage International Growth Portfolio	4
Wells Fargo Advantage International Value Portfolio	1
Wells Fargo Advantage Large Company Value Portfolio	15
Wells Fargo Advantage Managed Fixed Income Portfolio	48
Wells Fargo Advantage Real Return Portfolio	16
Wells Fargo Advantage Small Company Growth Portfolio	0	*
Wells Fargo Advantage Small Company Value Portfolio	2
Wells Fargo Advantage Stable Income Portfolio	100

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Affiliated master portfolios	$0	$180,089,401	$0	$180,089,401
Short-term investments
U.S. Treasury securities	280,000	0	0	280,000

	280,000	180,089,401	0	180,369,401

Futures contracts	5,063	0	0	5,063

Total assets	$285,063	$180,089,401	$0	$180,374,464

Liabilities
Futures contracts	$46,125	$0	$0	$46,125

Total liabilities	$46,125	$0	$0	$46,125

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

For the three months ended August 31, 2015, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2015, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2105	Unrealized gains (losses)
9-17-2015	Goldman Sachs	9 Long	S&P 500 Index	$4,430,700	$(48,331)

12-21-2015	Goldman Sachs	36 Short	10 Year U.S. Treasury Note	4,574,250	10,019

Wells Fargo Advantage C&B Large Cap Value Fund	Portfolio of investments — August 31, 2015 (unaudited)

Security name		Value

Investment Companies : 96.99%

Affiliated Master Portfolios : 96.99%
Wells Fargo Advantage C&B Large Cap Value Portfolio		$285,097,747

Total Investment Companies (Cost $238,977,821)		285,097,747

Total investments in securities (Cost $238,977,821)*	96.99%	285,097,747

Other assets and liabilities, net	3.01	8,847,797

Total net assets	100.00%	$293,945,544

*	Cost for federal income tax purposes is $232,226,095 and unrealized gains (losses) consists of:

Gross unrealized gains	$52,871,652
Gross unrealized losses	0

Net unrealized gains	$52,871,652

1

Wells Fargo Advantage C&B large Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Fund owns 88% of Wells Fargo Advantage C&B Large Cap Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Equity Fund	Portfolio of investments — August 31, 2015 (unaudited)

Security name		Value

Investment Companies : 101.23%

Affiliated Master Portfolios : 101.23%

Wells Fargo Advantage C&B Large Cap Value Portfolio		$19,136,780
Wells Fargo Advantage Diversified Large Cap Growth Portfolio		57,478,625
Wells Fargo Advantage Emerging Growth Portfolio		5,555,992
Wells Fargo Advantage Index Portfolio		57,611,321
Wells Fargo Advantage International Growth Portfolio		17,001,876
Wells Fargo Advantage International Value Portfolio		17,266,422
Wells Fargo Advantage Large Company Value Portfolio		38,590,196
Wells Fargo Advantage Small Company Growth Portfolio		5,788,638
Wells Fargo Advantage Small Company Value Portfolio		11,519,638

Total Investment Companies (Cost $179,332,557)		229,949,488

Total investments in securities (Cost $179,332,557)*	101.23%	229,949,488

Other assets and liabilities, net	(1.23)	(2,792,644)

Total net assets	100.00%	$227,156,844

*	Cost for federal income tax purposes is $186,527,174 and unrealized gains (losses) consists of:

Gross unrealized gains	$50,616,931
Gross unrealized losses	(7,194,617)

Net unrealized gains	$43,422,314

1

Wells Fargo Advantage Diversified Equity Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage C&B Large Cap Value Portfolio	6%

Wells Fargo Advantage Diversified Large Cap Growth Portfolio	50

Wells Fargo Advantage Emerging Growth Portfolio	1

Wells Fargo Advantage Index Portfolio	2

Wells Fargo Advantage International Growth Portfolio	11
Wells Fargo Advantage International Value Portfolio	4
Wells Fargo Advantage Large Company Value Portfolio	50
Wells Fargo Advantage Small Company Growth Portfolio	1
Wells Fargo Advantage Small Company Value Portfolio	6

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Emerging Growth Fund	Portfolio of investments — August 31, 2015 (unaudited)

Security name		Value

Investment Companies : 99.85%

Affiliated Master Portfolios : 99.85%
Wells Fargo Advantage Emerging Growth Portfolio		$989,712,994

Total Investment Companies (Cost $773,632,518)		989,712,994

Total investments in securities (Cost $773,632,518)*	99.85%	989,712,994

Other assets and liabilities, net	0.15	1,452,453

Total net assets	100.00%	$991,165,447

*	Cost for federal income tax purposes is $772,362,530 and unrealized gains (losses) consists of:

Gross unrealized gains	$217,350,464
Gross unrealized losses	0

Net unrealized gains	$217,350,464

1

Wells Fargo Advantage Emerging Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Fund owns 92% of Wells Fargo Advantage Emerging Growth Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Index Fund	Portfolio of investments — August 31, 2015 (unaudited)

Security name		Value

Investment Companies : 100.43%

Affiliated Master Portfolios : 100.43%
Wells Fargo Advantage Index Portfolio		$2,352,564,691

Total Investment Companies (Cost $1,029,619,963)		2,352,564,691

Total investments in securities (Cost $1,029,619,963)*	100.43%	2,352,564,691

Other assets and liabilities, net	(0.43)	(10,063,703)

Total net assets	100.00%	$2,342,500,988

*	Cost for federal income tax purposes is $1,089,014,171 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,263,550,520
Gross unrealized losses	0

Net unrealized gains	$1,263,550,520

1

Wells Fargo Advantage Index Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Fund owns 95% of Index Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage International Value Fund	Portfolio of investments — August 31, 2015 (unaudited)

Security name		Value

Investment Companies : 99.84%

Affiliated Master Portfolios : 99.84%
Wells Fargo Advantage International Value Portfolio		$452,694,996

Total Investment Companies (Cost $486,955,964)		452,694,996

Total investments in securities (Cost $486,955,964)*	99.84%	452,694,996

Other assets and liabilities, net	0.16	712,669

Total net assets	100.00%	$453,407,665

*	Cost for federal income tax purposes is $488,071,929 and unrealized gains (losses) consists of:

Gross unrealized gains	$0
Gross unrealized losses	(35,376,933)

Net unrealized losses	$(35,376,933)

1

Wells Fargo Advantage International Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Fund owns 93% of International Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Growth Fund	Portfolio of investments — August 31, 2015 (unaudited)

Security name		Value

Investment Companies : 94.28%

Affiliated Master Portfolios : 94.28%
Wells Fargo Advantage Small Company Growth Portfolio		$924,184,256

Total Investment Companies (Cost $892,491,329)		924,184,256

Total investments in securities (Cost $892,491,329)*	94.28%	924,184,256

Other assets and liabilities, net	5.72	56,054,055

Total net assets	100.00%	$980,238,311

*	Cost for federal income tax purposes is $893,019,845 and unrealized gains (losses) consists of:

Gross unrealized gains	$31,164,411
Gross unrealized losses	0

Net unrealized gains	$31,164,411

1

Wells Fargo Advantage Small Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Fund owns the 99% of Wells Fargo Advantage Small Company Growth Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Value Fund	Portfolio of investments — August 31, 2015 (unaudited)

Security name		Value

Investment Companies : 98.60%

Affiliated Master Portfolios : 98.60%
Wells Fargo Advantage Small Company Value Portfolio		$106,182,761

Total Investment Companies (Cost $95,491,947)		106,182,761

Total investments in securities (Cost $95,491,947)*	98.60%	106,182,761

Other assets and liabilities, net	1.40	1,508,824

Total net assets	100.00%	$107,691,585

*	Cost for federal income tax purposes is $100,577,392 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,605,369
Gross unrealized losses	0

Net unrealized gains	$5,605,369

1

Wells Fargo Advantage Small Company Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Fund owns 53% of Wells Fargo Advantage Small Company Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Core Bond Fund	Portfolio of investments — August 31, 2015 (unaudited)

Security name		Value

Investment Companies : 100.03%

Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage Core Bond Portfolio		$3,331,788,297

Total Investment Companies (Cost $3,343,890,437)		3,331,788,297

Total investments in securities (Cost $3,343,890,437)*	100.03%	3,331,788,297

Other assets and liabilities, net	(0.03)	(1,128,124)

Total net assets	100.00%	$3,330,660,173

*	Cost for federal income tax purposes is $3,350,932,227 and unrealized gains (losses) consists of:

Gross unrealized gains	$0
Gross unrealized losses	(19,143,930)

Net unrealized losses	$(19,143,930)

1

Wells Fargo Advantage Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Fund owns 88% of Wells Fargo Advantage Core Bond Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Real Return Fund	Portfolio of investments — August 31, 2015 (unaudited)

Security name		Value

Investment Companies : 99.18%

Affiliated Master Portfolios : 99.18%
Wells Fargo Advantage Real Return Portfolio		$34,196,790

Total Investment Companies (Cost $34,907,966)		34,196,790

Total investments in securities (Cost $34,907,966)*	99.18%	34,196,790

Other assets and liabilities, net	0.82	282,782

Total net assets	100.00%	$34,479,572

*	Cost for federal income tax purposes is $34,791,165 and unrealized gains (losses) consists of:

Gross unrealized gains	$0
Gross unrealized losses	(594,375)

Net unrealized losses	$(594,375)

1

Wells Fargo Advantage Real Return Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Fund owns 67% of Wells Fargo Advantage Real Return Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name			Shares	Value

Exchange-Traded Funds : 1.67%
iShares MSCI Japan Index ETF			42,199	$511,452
iShares National AMT-Free Municipal Bond ETF			72,044	7,841,269
WisdomTree Japan Hedged Equity ETF			9,818	513,089

Total Exchange-Traded Funds (Cost $8,874,916)				8,865,810

Investment Companies : 97.97%

Affiliated Master Portfolios : 26.53%

Wells Fargo Advantage Core Bond Portfolio				126,623,136
Wells Fargo Advantage Emerging Growth Portfolio				3,846,948
Wells Fargo Advantage International Growth Portfolio				6,129,281
Wells Fargo Advantage Small Company Value Portfolio				3,878,477

				140,477,842

Alternative Investment Funds : 4.80%

AQR Managed Futures Strategy Fund Class I			494,553	5,425,242
PIMCO CommodityRealReturn Strategy Fund Institutional Class			1,907,106	14,646,572
The Arbitrage Fund Class I †			408,973	5,349,367

				25,421,181

Bond Funds : 48.35%

Oppenheimer International Bond Fund Class Y			4,274,082	24,319,524
PIMCO High Yield Fund Institutional Class			6,031,409	53,920,800
Wells Fargo Advantage Government Securities Fund Institutional Class (l)			7,127,706	79,901,586
Wells Fargo Advantage Short Duration Government Bond Fund Class R6 (l)			9,740,254	97,889,553

				256,031,463

Stock Funds : 18.29%

American Century Growth Fund Institutional Class			218,930	6,370,869
DFA International Small Cap Value Portfolio Institutional Class			106,811	2,060,380
Dodge & Cox International Stock Fund			78,194	3,087,101
Invesco Growth and Income Fund Class R6			302,593	7,713,094
MFS Value Fund Class I			456,347	15,315,012
Oakmark Fund Class I			122,063	7,707,089
Oppenheimer Developing Markets Fund Class Y			52,058	1,547,150
Royce Pennsylvania Mutual Fund Investor Class			326,083	3,883,652
T. Rowe Price Blue Chip Growth Fund Retail Class			126,480	8,928,192
T. Rowe Price International Discovery Fund			38,179	2,057,842
Templeton Institutional Foreign Equity Fund Primary Class			154,763	3,082,885
Thornburg International Value Fund Institutional Class			315,366	9,240,224
Voya Global Real Estate Fund Class I			484,087	9,110,527
Wells Fargo Advantage Emerging Markets Equity Fund Class R6 (l)			143,230	2,593,902
Wells Fargo Advantage Endeavor Select Fund Institutional Class †(l)			379,114	5,125,618
Wells Fargo Advantage Large Cap Growth Fund Class R6 (l)			108,085	5,110,237
Wells Fargo Advantage Small Cap Value Fund Class R6 (l)			152,346	3,897,007

				96,830,781

Total Investment Companies (Cost $500,773,725)				518,761,267

	Yield

Short-Term Investments : 0.35%

Investment Companies : 0.21%

Wells Fargo Advantage Cash Investment Money Market Fund Select Class (l)(u)	0.15%		1,100,000	1,100,000

		Maturity date	Principal

U.S. Treasury Securities : 0.14%

U.S. Treasury Bill #(z)	0.00	10-08-2015	$480,000	480,000
U.S. Treasury Bill #(z)	0.04	12-17-2015	84,000	83,990

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio

Security name		Yield	Maturity date	Principal	Value

U.S. Treasury Securities (continued)

U.S. Treasury Bill #(z)		0.07%	11-19-2015	$70,000	$69,999
U.S. Treasury Bill #(z)		0.08	11-05-2015	103,000	102,998

					736,987

Total Short-Term Investments (Cost $1,836,963)					1,836,987

Total investments in securities (Cost $511,485,604)*	99.99%				529,464,064

Other assets and liabilities, net	0.01				57,369

Total net assets	100.00%				$529,521,433

†	Non-income-earning security
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $519,756,969 and unrealized gains (losses) consists of:

Gross unrealized gains	$29,841,462
Gross unrealized losses	(20,134,367)

Net unrealized gains	$9,707,095

Abbreviations:
AMT	Alternative minimum tax
ETF	Exchange-traded fund

2

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

As of August 31, 2015, the Portfolio owns the following percentage of each affiliated Master Portfolio:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	3%
Wells Fargo Advantage Emerging Growth Portfolio	0	*
Wells Fargo Advantage International Growth Portfolio	4
Wells Fargo Advantage Small Company Value Portfolio	2

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on the Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts

The Portfolio is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$8,865,810	$0	$0	$8,865,810
Investment companies	378,283,425	140,477,842	0	518,761,267
Short-term investments
Investment companies	1,100,000	0	0	1,100,000
U.S. Treasury securities	736,987	0	0	736,987

	388,986,222	140,477,842	0	529,464,064

Futures contracts	7,172	0	0	7,172

Total assets	$388,993,394	$140,477,842	$0	$529,471,236

Liabilities
Futures contracts	$107,463	$0	$0	$107,463

Total liabilities	$107,463	$0	$0	$107,463

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2015 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Class R6	0	143,632	402	143,230	$2,593,902
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	124,192	2,808	127,000	0	0
Wells Fargo Advantage Endeavor Select Fund Institutional Class	383,422	8,949	13,257	379,114	5,125,618
Wells Fargo Advantage Government Securities Fund Institutional Class	8,120,190	92,384	1,084,868	7,127,706	79,901,586
Wells Fargo Advantage Large Cap Growth Fund Class R6	0	110,579	2,494	108,085	5,110,237
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	109,534	460	109,994	0	0
Wells Fargo Advantage Short Duration Government Bond Fund Class R6	0	9,932,651	192,397	9,740,254	97,889,553
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class	10,057,069	27,125	10,084,194	0	0
Wells Fargo Advantage Small Cap Value Fund Class R6	0	152,784	438	152,346	3,897,007
Wells Fargo Advantage Small Cap Value Fund Institutional Class	142,460	2,624	145,084	0	0

					$194,517,903

Derivative transactions

For the three months ended August 31, 2015, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2015, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains (losses)
9-14-2015	Goldman Sachs	43 Short	Euro FX Futures	$6,040,963	$118,985

9-14-2015	Goldman Sachs	54 Short	Japanese Yen Futures	5,574,150	(128,272)

9-17-2015	Goldman Sachs	13 Long	S&P 500 Index	6,399,900	(69,812)

12-21-2015	Goldman Sachs	51 Short	10-Year U.S. Treasury Notes	6,480,188	14,193

Wells Fargo Advantage WealthBuilder Equity Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name			Shares	Value

Investment Companies : 99.83%

Affiliated Master Portfolios : 10.98%

Wells Fargo Advantage Emerging Growth Portfolio				$3,481,168
Wells Fargo Advantage International Growth Portfolio				8,350,264
Wells Fargo Advantage Small Company Value Portfolio				3,516,558

				15,347,990

Stock Funds : 88.85%

American Century Growth Fund Institutional Class			357,876	10,414,182
DFA International Small Cap Value Portfolio Institutional Class			145,425	2,805,258
Dodge & Cox International Stock Fund			106,256	4,194,994
Invesco Growth and Income Fund Class R6			410,829	10,472,029
MFS Value Fund Class I			622,208	20,881,289
Oakmark Fund Class I			166,421	10,507,791
Oppenheimer Developing Markets Fund Class Y			116,731	3,469,249
Royce Pennsylvania Mutual Fund Investor Class			295,924	3,524,453
T. Rowe Price Blue Chip Growth Fund Retail Class			206,672	14,588,998
T. Rowe Price International Discovery Fund			51,965	2,800,903
Templeton Institutional Foreign Equity Fund Primary Class			210,809	4,199,319
Thornburg International Value Fund Institutional Class			428,778	12,563,184
Wells Fargo Advantage Emerging Markets Equity Fund Class R6 (l)			193,335	3,501,298
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)†			618,352	8,360,123
Wells Fargo Advantage Large Cap Growth Fund Class R6 (l)			176,586	8,349,003
Wells Fargo Advantage Small Cap Value Fund Class R6 (l)			138,411	3,540,559

				124,172,632

Total Investment Companies (Cost $115,040,883)				139,520,622

Short-Term Investments : 0.28%

		Yield

Investment Companies : 0.28%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15%	400,000	400,000

Total Short-Term Investments (Cost $400,000)				400,000

Total investments in securities (Cost $115,440,883)*	100.11%			139,920,622

Other assets and liabilities, net	(0.11)			(158,045)

Total net assets	100.00%			$139,762,577

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $116,145,168 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,622,431
Gross unrealized losses	(3,846,977)

Net unrealized gains	$23,775,454

1

Wells Fargo Advantage WealthBuilder Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

As of August 31, 2015, the Portfolio owns the following percentages of each affiliated Master Portfolio:

Wells Fargo Advantage Emerging Growth Portfolio	0%*
Wells Fargo Advantage International Growth Portfolio	6%
Wells Fargo Advantage Small Company Value Portfolio	2%

*	The amount invested is less than 1%

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on the Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$124,172,632	$15,347,990	$0	$139,520,622
Short-term investments
Investment companies	400,000	0	0	400,000

Total assets	$124,572,632	$15,347,990	$0	$139,920,622

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2015 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	172,208	2,819	175,027	0	$0
Wells Fargo Advantage Emerging Markets Equity Fund Class R6	0	194,243	908	193,335	3,501,298
Wells Fargo Advantage Endeavor Select Fund Institutional Class	633,517	3,517	18,682	618,352	8,360,123
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	181,327	427	181,754	0	0
Wells Fargo Advantage Large Cap Growth Fund Class R6	0	181,639	5,053	176,586	8,349,003
Wells Fargo Advantage Small Cap Value Fund Institutional Class	131,197	19	131,216	0	0
Wells Fargo Advantage Small Cap Value Fund Class R6	0	139,044	633	138,411	3,540,559

					$23,570,983

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name			Shares	Value

Exchange-Traded Funds : 1.06%
iShares MSCI Japan Index ETF			141,304	$1,712,604
iShares National AMT-Free Municipal Bond ETF			10,774	1,172,642
WisdomTree Japan Hedged Equity ETF			32,531	1,700,070

Total Exchange-Traded Funds (Cost $4,778,962)				4,585,316

Investment Companies : 98.29%

Affiliated Master Portfolios : 15.32%

Wells Fargo Advantage Core Bond Portfolio				20,416,577
Wells Fargo Advantage Emerging Growth Portfolio				12,699,390
Wells Fargo Advantage International Growth Portfolio				20,254,335
Wells Fargo Advantage Small Company Value Portfolio				12,894,824

				66,265,126

Alternative Investment Funds : 4.91%

AQR Managed Futures Strategy Fund Class I			429,296	4,709,372
PIMCO CommodityRealReturn Strategy Fund Institutional Class			1,564,710	12,016,970
The Arbitrage Fund Class I †			346,184	4,528,085

				21,254,427

Bond Funds : 8.53%

Oppenheimer International Bond Fund Class Y			1,543,304	8,781,402
PIMCO High Yield Fund Institutional Class			1,317,892	11,781,952
Wells Fargo Advantage Government Securities Fund Institutional Class (l)			1,458,806	16,353,221

				36,916,575

Stock Funds : 69.53%

American Century Growth Fund Institutional Class			734,646	21,378,184
DFA International Small Cap Value Portfolio Institutional Class			357,770	6,901,392
Dodge & Cox International Stock Fund			257,625	10,171,028
Invesco Growth and Income Fund Class R6			1,004,528	25,605,410
MFS Value Fund Class I			1,521,825	51,072,445
Oakmark Fund Class I			407,306	25,717,271
Oppenheimer Developing Markets Fund Class Y			169,788	5,046,098
Royce Pennsylvania Mutual Fund Investor Class			1,083,442	12,903,799
T. Rowe Price Blue Chip Growth Fund Retail Class			433,620	30,609,229
T. Rowe Price International Discovery Fund			127,298	6,861,364
Templeton Institutional Foreign Equity Fund Primary Class			514,848	10,255,781
Thornburg International Value Fund Institutional Class			1,046,665	30,667,281
Voya Global Real Estate Fund Class I			407,169	7,662,923
Wells Fargo Advantage Emerging Markets Equity Fund Class R6 (l)			468,845	8,490,778
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)†			1,276,236	17,254,717
Wells Fargo Advantage Large Cap Growth Fund Class R6 (l)			364,367	17,227,269
Wells Fargo Advantage Small Cap Value Fund Class R6 (l)			506,010	12,943,739

				300,768,708

Total Investment Companies (Cost $389,959,467)				425,204,836

Short-Term Investments : 0.64%

	Yield

Investment Companies : 0.22%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%		966,950	966,950

		Maturity date	Principal

U.S. Treasury Securities : 0.42%

U.S. Treasury Bill #(z)	0.00	10-8-2015	$950,000	950,000
U.S. Treasury Bill #(z)	0.00	11-19-2015	240,000	239,998
U.S. Treasury Bill #(z)	0.01	11-5-2015	303,000	302,995

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio

Security name		Yield	Maturity date	Principal	Value

U.S. Treasury Securities (continued)

U.S. Treasury Bill #(z)		0.04	12-17-2015	$279,000	$278,967
U.S. Treasury Bill #(z)		0.13	12-24-2015	10,000	9,996
U.S. Treasury Bill #(z)		0.13	12-31-2015	20,000	19,991

					1,801,947

Total Short-Term Investments (Cost $2,768,816)					2,768,897

Total investments in securities (Cost $397,507,245)*	99.99%				432,559,049

Other assets and liabilities, net	0.01				41,966

Total net assets	100.00%				$432,601,015

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
†	Non-income-earning security
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $406,618,953 and unrealized gains (losses) consists of:

Gross unrealized gains	$49,663,764
Gross unrealized losses	(23,723,668)

Net unrealized gains	$25,940,096

Abbreviations:
AMT	Alternative minimum tax
ETF	Exchange-traded fund

2

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

As of August 31, 2015, the Portfolio owns the following percentages of each affiliated Master Portfolio:

Wells Fargo Advantage Core Bond Portfolio	1%
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	14%

Wells Fargo Advantage Small Company Value Portfolio	6%

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on the Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Futures contracts

The Portfolio is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$4,585,316	$0	$0	$4,585,316
Investment companies	358,939,710	66,265,126	0	425,204,836

1

Short-term investments
Investment companies	966,950	0	0	966,950
U.S. Treasury securities	1,801,947	0	0	1,801,947

	$366,293,923	$66,265,126	$0	432,559,049

Futures contracts	11,953	0	0	11,953

Total assets	$366,305,876	$66,265,126	$0	$432,571,002

Liabilities
Futures contracts	$249,544	$0	$0	$249,544

Total liabilities	$249,544	$0	$0	$249,544

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2015 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	411,518	7,709	419,227	0	$0
Wells Fargo Advantage Emerging Markets Equity Fund Class R6	0	468,845	0	468,845	8,490,778
Wells Fargo Advantage Endeavor Select Fund Institutional Class	1,269,337	7,540	641	1,276,236	17,254,717
Wells Fargo Advantage Government Securities Fund Institutional Class	1,743,801	130,449	415,444	1,458,806	16,353,221
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	363,446	692	364,138	0	0
Wells Fargo Advantage Large Cap Growth Fund Class R6	0	364,620	253	364,367	17,227,269
Wells Fargo Advantage Small Cap Value Fund Institutional Class	474,722	0	474,722	0	0
Wells Fargo Advantage Small Cap Value Fund Class R6	0	506,010	0	506,010	12,943,739

					$72,269,724

Derivative transactions

For the three months ended August 31, 2015, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2015, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains (losses)
9-14-2015	Goldman Sachs	144 Short	Euro FX Futures	$20,230,200	$399,891
9-14-2015	Goldman Sachs	181 Short	Japanese Yen Futures	18,683,725	(431,213)

9-17-2015	Goldman Sachs	22 Long	S&P 500 Index	10,830,600	(118,143)

12-21-2015	Goldman Sachs	85 Short	10-Year U.S. Treasury Notes	10,800,313	23,656

2

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name			Shares	Value

Exchange-Traded Funds : 1.47%
iShares MSCI Japan Index ETF			138,890	$1,683,347
iShares National AMT-Free Municipal Bond ETF			85,922	9,351,750
WisdomTree Japan Hedged Equity ETF			31,613	1,652,095

Total Exchange-Traded Funds (Cost $12,830,474)				12,687,192

Investment Companies : 98.13%

Affiliated Master Portfolios : 22.79%

Wells Fargo Advantage Core Bond Portfolio				151,823,938
Wells Fargo Advantage Emerging Growth Portfolio				12,355,040
Wells Fargo Advantage International Growth Portfolio				19,796,583
Wells Fargo Advantage Small Company Value Portfolio				12,574,455

				196,550,016

Alternative Investment Funds : 4.79%

AQR Managed Futures Strategy Fund Class I			841,623	9,232,607
PIMCO CommodityRealReturn Strategy Fund Institutional Class			3,015,347	23,157,867
The Arbitrage Fund Class I †			679,889	8,892,944

				41,283,418

Bond Funds : 35.56%

Oppenheimer International Bond Fund Class Y			6,831,064	38,868,757
PIMCO High Yield Fund Institutional Class			8,304,231	74,239,825
Wells Fargo Advantage Government Securities Fund Institutional Class (l)			8,960,734	100,449,826
Wells Fargo Advantage Short Duration Government Bond Fund Class R6 (l)			9,263,359	93,096,762

				306,655,170

Stock Funds : 34.99%

American Century Growth Fund Institutional Class			721,987	21,009,827
DFA International Small Cap Value Portfolio Institutional Class			350,290	6,757,100
Dodge & Cox International Stock Fund			250,936	9,906,962
Invesco Growth and Income Fund Class R6			979,433	24,965,756
MFS Value Fund Class I			1,490,367	50,016,707
Oakmark Fund Class I			398,082	25,134,884
Oppenheimer Developing Markets Fund Class Y			165,682	4,924,079
Royce Pennsylvania Mutual Fund Investor Class			1,056,485	12,582,738
T. Rowe Price Blue Chip Growth Fund Retail Class			423,240	29,876,505
T. Rowe Price International Discovery Fund			125,123	6,744,114
Templeton Institutional Foreign Equity Fund Primary Class			503,029	10,020,336
Thornburg International Value Fund Institutional Class			1,026,665	30,081,270
Voya Global Real Estate Fund Class I			802,605	15,105,027
Wells Fargo Advantage Emerging Markets Equity Fund Class R6 (l)			453,570	8,214,160
Wells Fargo Advantage Endeavor Select Fund Institutional Class †(l)			1,255,422	16,973,310
Wells Fargo Advantage Large Cap Growth Fund Class R6 (l)			357,454	16,900,417
Wells Fargo Advantage Small Cap Value Fund Class R6 (l)			491,709	12,577,921

				301,791,113

Total Investment Companies (Cost $806,258,852)				846,279,717

Short-Term Investments : 0.43%

	Yield

Investment Companies : 0.15%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%		1,280,700	1,280,700

		Maturity date	Principal

U.S. Treasury Securities : 0.28%

U.S. Treasury Bill #(z)	0.00	10-8-2015	$1,610,000	1,610,000
U.S. Treasury Bill #(z)	0.01	11-5-2015	327,000	326,994

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio

Security name		Yield	Maturity date	Principal	Value

U.S. Treasury Securities (continued)

U.S. Treasury Bill #(z)		0.04%	12-17-2015	$275,000	$274,967
U.S. Treasury Bill #(z)		0.07	11-19-2015	240,000	239,998

					2,451,959

Total Short-Term Investments (Cost $3,732,579)					3,732,659

Total investments in securities (Cost $822,821,905)*	100.03%				862,699,568

Other assets and liabilities, net	(0.03)				(273,554)

Total net assets	100.00%				$862,426,014

†	Non-income-earning security
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $834,795,479 and unrealized gains (losses) consists of:

Gross unrealized gains	$64,933,511
Gross unrealized losses	(37,029,422)

Net unrealized gains	$27,904,089

Abbreviations:
AMT	Alternative minimum tax
ETF	Exchange-traded fund

2

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

As of August 31, 2015, the Portfolio owns the following percentages of each affiliated Master Portfolio:

Wells Fargo Advantage Core Bond Portfolio	4%
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	13%

Wells Fargo Advantage Small Company Value Portfolio	6%

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on the Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Futures contracts

The Portfolio is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$12,687,192	$0	$0	$12,687,192
Investment companies	649,729,701	196,550,016	0	846,279,717

Short-term investments
Investment companies	1,280,700	0	0	1,280,700
U.S. Treasury securities	2,451,959	0	0	2,451,959

	$666,149,552	$196,550,016	$0	$862,699,568

Futures contracts	23,063	0	0	23,063

Total assets	$666,172,615	$196,550,016	$0	$862,722,631

Liabilities
Futures contracts	$364,519	$0	$0	$364,519

Total liabilities	$364,519	$0	$0	$364,519

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2015 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	405,178	10,572	415,750	0	$0
Wells Fargo Advantage Emerging Markets Equity Fund Class R6	0	453,570	0	453,570	8,214,160
Wells Fargo Advantage Endeavor Select Fund Institutional Class	1,261,792	2,766	9,136	1,255,422	16,973,310
Wells Fargo Advantage Government Securities Fund Institutional Class	9,734,764	223,468	997,498	8,960,734	100,449,826
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	359,376	559	359,935	0	0
Wells Fargo Advantage Large Cap Growth Fund Class R6	0	359,586	2,132	357,454	16,900,417
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class	10,077,017	93,318	10,170,335	0	0
Wells Fargo Advantage Short Duration Government Bond Fund Class R6	0	9,512,075	248,716	9,263,359	93,096,762
Wells Fargo Advantage Small Cap Value Fund Institutional Class	466,718	4,350	471,068	0	0
Wells Fargo Advantage Small Cap Value Fund Class R6	0	491,709	0	491,709	12,577,921

					$248,212,396

Derivative transactions

For the three months ended August 31, 2015, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2015, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains (losses)
9-14-2015	Goldman Sachs	141 Short	Euro FX Futures	$19,808,738	$392,716
9-14-2015	Goldman Sachs	177 Short	Japanese Yen Futures	18,270,825	(421,987)

9-17-2015	Goldman Sachs	45 Long	S&P 500 Index	22,153,500	204,903

12-21-2015	Goldman Sachs	164 Short	10-Year U.S. Treasury Notes	20,838,250	45,641

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name			Shares	Value

Exchange-Traded Funds : 1.27%
iShares MSCI Japan Index ETF			238,994	$2,896,607
iShares National AMT-Free Municipal Bond ETF			61,333	6,675,484
WisdomTree Japan Hedged Equity ETF			54,708	2,859,040

Total Exchange-Traded Funds (Cost $12,734,009)				12,431,131

Investment Companies : 98.28%

Affiliated Master Portfolios : 19.52%

Wells Fargo Advantage Core Bond Portfolio				113,968,588
Wells Fargo Advantage Emerging Growth Portfolio				21,462,206
Wells Fargo Advantage International Growth Portfolio				34,268,415
Wells Fargo Advantage Small Company Value Portfolio				21,776,975

				191,476,184

Alternative Investment Funds : 4.87%

AQR Managed Futures Strategy Fund Class I			965,608	10,592,714
PIMCO CommodityRealReturn Strategy Fund Institutional Class			3,509,193	26,950,601
The Arbitrage Fund Class I †			780,189	10,204,870

				47,748,185

Bond Funds : 21.65%

Oppenheimer International Bond Fund Class Y			8,395,657	47,771,290
PIMCO High Yield Fund Institutional Class			7,220,127	64,547,936
Wells Fargo Advantage Government Securities Fund Institutional Class (l)			8,921,723	100,012,512

				212,331,738

Stock Funds : 52.24%

American Century Growth Fund Institutional Class			1,242,047	36,143,575
DFA International Small Cap Value Portfolio Institutional Class			603,312	11,637,884
Dodge & Cox International Stock Fund			435,308	17,185,943
Invesco Growth and Income Fund Class R6			1,693,077	43,156,538
MFS Value Fund Class I			2,566,443	86,129,831
Oakmark Fund Class I			686,109	43,320,944
Oppenheimer Developing Markets Fund Class Y			287,100	8,532,620
Royce Pennsylvania Mutual Fund Investor Class			1,829,425	21,788,456
T. Rowe Price Blue Chip Growth Fund Retail Class			733,215	51,757,659
T. Rowe Price International Discovery Fund			215,110	11,594,403
Templeton Institutional Foreign Equity Fund Primary Class			869,643	17,323,298
Thornburg International Value Fund Institutional Class			1,769,940	51,859,240
Voya Global Real Estate Fund Class I			920,483	17,323,484
Wells Fargo Advantage Emerging Markets Equity Fund Class R6 (l)			789,648	14,300,527
Wells Fargo Advantage Endeavor Select Fund Institutional Class †(l)			2,163,410	29,249,307
Wells Fargo Advantage Large Cap Growth Fund Class R6 (l)			616,428	29,144,729
Wells Fargo Advantage Small Cap Value Fund Class R6 (l)			854,818	21,866,234

				512,314,672

Total Investment Companies (Cost $890,239,897)				963,870,779

	Yield

Short-Term Investments : 0.62%

Investment Companies : 0.27%

Wells Fargo Advantage Cash Investment Money Market Fund Select Class (l)(u)	0.15%		2,652,130	2,652,130

		Maturity date	Principal

U.S. Treasury Securities : 0.35%

U.S. Treasury Bill #(z)	0.00	10-8-2015	$1,980,000	1,980,000
U.S. Treasury Bill #(z)	0.05	12-17-2015	473,000	472,943
U.S. Treasury Bill #(z)	0.07	11-19-2015	400,000	399,996

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio

Security name		Yield	Maturity date	Principal	Value

U.S. Treasury Securities (continued)

U.S. Treasury Bill #(z)		0.08%	11-5-2015	$553,000	$552,990
U.S. Treasury Bill #(z)		0.19	12-31-2015	10,000	9,996

					3,415,925

Total Short-Term Investments (Cost $6,067,919)					6,068,055

Total investments in securities (Cost $909,041,825)*	100.17%				982,369,965

Other assets and liabilities, net	(0.17)				(1,671,994)

Total net assets	100.00%				$980,697,971

†	Non-income-earning security
(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $933,820,200 and unrealized gains (losses) consists of:

Gross unrealized gains	$103,923,822
Gross unrealized losses	(55,374,057)

Net unrealized gains	$48,549,765

Abbreviations:

AMT	Alternative minimum tax
ETF	Exchange-Traded Fund

2

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Portfolio owns the following percentage of each affiliated Master Portfolio:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	3%

Wells Fargo Advantage Emerging Growth Portfolio	2

Wells Fargo Advantage International Growth Portfolio	23

Wells Fargo Advantage Small Company Value Portfolio	11

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on the Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts

The Portfolio is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$12,431,131	$0	$0	$12,431,131
Investment companies	772,394,595	191,476,184	0	963,870,779
Short-term investments
Investment companies	2,652,130	0	0	2,652,130
U.S. Treasury securities	3,415,925	0	0	3,415,925

	790,893,781	191,476,184	0	982,369,965

Futures contracts	27,281	0	0	27,281

Total assets	$790,921,062	$191,476,184	$0	$982,397,246

Liabilities
Futures contracts	$487,887	$0	$0	$487,887

Total liabilities	$487,887	$0	$0	$487,887

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2015 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Class R6	0	789,648	0	789,648	$14,300,527

Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	690,996	22,616	713,612	0	0

Wells Fargo Advantage Endeavor Select Fund Institutional Class	2,144,141	19,269	0	2,163,410	29,249,307

Wells Fargo Advantage Government Securities Fund Institutional Class	10,020,967	366,513	1,465,757	8,921,723	100,012,512
Wells Fargo Advantage Large Cap Growth Fund Class R6	0	616,428	0	616,428	29,144,729
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	612,153	4,533	616,686	0	0

Wells Fargo Advantage Small Cap Value Fund Class R6	0	854,818	0	854,818	21,866,234

Wells Fargo Advantage Small Cap Value Fund Institutional Class	791,335	8,732	800,067	0	0

					$194,573,309

Derivative transactions

For the three months ended August 31, 2015, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2015, the Portfolio had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains (losses)
9-14-2015	Goldman Sachs	244 Short	Euro FX Futures	$34,278,950	$651,260

9-14-2015	Goldman Sachs	306 Short	Japanese Yen Futures	31,586,850	(734,692)

9-17-2015	Goldman Sachs	50 Long	S&P 500 Index	24,615,000	(268,507)

12-21-2015	Goldman Sachs	194 Short	10-Year U.S. Treasury Notes	24,650,125	53,990

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio	Portfolio of investments — August 31, 2015 (unaudited)

Security name				Shares	Value

Exchange-Traded Funds : 0.99%
iShares MSCI Japan Index ETF				174,567	$2,115,752
WisdomTree Japan Hedged Equity ETF				40,311	2,106,653

Total Exchange-Traded Funds (Cost $4,468,761)					4,222,405

Investment Companies : 97.88%

Affiliated Master Portfolios : 13.28%

Wells Fargo Advantage Emerging Growth Portfolio					15,710,754
Wells Fargo Advantage International Growth Portfolio					25,107,992
Wells Fargo Advantage Small Company Value Portfolio					15,901,919

					56,720,665

Stock Funds : 84.60%

American Century Growth Fund Institutional Class				906,786	26,387,469
DFA International Small Cap Value Portfolio Institutional Class				439,558	8,479,072
Dodge & Cox International Stock Fund				318,844	12,587,970
Invesco Growth and Income Fund Class R6				1,243,994	31,709,409
MFS Value Fund Class I				1,878,698	63,049,121
Oakmark Fund Class I				503,974	31,820,892
Oppenheimer Developing Markets Fund Class Y				210,336	6,251,198
Royce Pennsylvania Mutual Fund Investor Class				1,335,292	15,903,324
T. Rowe Price Blue Chip Growth Fund Retail Class				526,064	37,134,826
T. Rowe Price International Discovery Fund				157,234	8,474,902
Templeton Institutional Foreign Equity Fund Primary Class				635,022	12,649,647
Thornburg International Value Fund Institutional Class				1,296,636	37,991,436
Wells Fargo Advantage Emerging Markets Equity Fund Class R6 (l)				580,441	10,511,783
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)†				1,574,773	21,290,931
Wells Fargo Advantage Large Cap Growth Fund Class R6 (l)				448,567	21,208,234
Wells Fargo Advantage Small Cap Value Fund Class R6 (l)				622,392	15,920,792

					361,371,006

Total Investment Companies (Cost $360,794,265)					418,091,671

Short-Term Investments : 0.80%

		Yield

Investment Companies : 0.47%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.15%		2,000,000	2,000,000

			Maturity date	Principal

U.S. Treasury Securities : 0.33%

U.S. Treasury Bill #(z)		0.00	10-8-2015	$360,000	360,000
U.S. Treasury Bill #(z)		0.00	11-19-2015	310,000	309,997
U.S. Treasury Bill #(z)		0.01	11-5-2015	387,000	386,995
U.S. Treasury Bill #(z)		0.04	12-17-2015	352,000	351,958

					1,408,950

Total Short-Term Investments (Cost $3,408,849)					3,408,950

Total investments in securities (Cost $368,671,875)*	99.67%				425,723,026

Other assets and liabilities, net	0.33				1,410,581

Total net assets	100.00%				$427,133,607

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.

1

Portfolio of investments — August 31, 2015 (unaudited)	Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio

†	Non-income-earning security
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $375,077,270 and unrealized gains (losses) consists of:

Gross unrealized gains	$67,143,231
Gross unrealized losses	(16,497,475)

Net unrealized gains	$50,645,756

Abbreviations:

ETF	Exchange-traded fund

2

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2015 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities. As of August 31, 2015, the Portfolio owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	17
Wells Fargo Advantage Small Company Value Portfolio	8

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on the Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Futures contracts

The Portfolio is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Exchange-traded funds	$4,222,405	$0	$0	$4,222,405
Investment companies	361,371,006	56,720,665	0	418,091,671
Short-term investments
Investment companies	2,000,000	0	0	2,000,000
U.S. Treasury securities	1,408,950	0	0	1,408,950

Total assets	$369,002,361	$56,720,665	$0	$425,723,026

Liabilities
Futures contracts	$169,150	$0	$0	$169,150

Total liabilities	$169,150	$0	$0	$169,150

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

A summary of the Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2015 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	521,226	12,149	533,375	0	$0
Wells Fargo Advantage Emerging Markets Equity Fund Class R6	0	581,308	867	580,441	10,511,783
Wells Fargo Advantage Endeavor Select Fund Institutional Class	1,596,060	16,866	38,153	1,574,773	21,290,931
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	456,474	3,827	460,301	0	0
Wells Fargo Advantage Large Cap Growth Fund Class R6	0	459,042	10,475	448,567	21,208,234
Wells Fargo Advantage Small Cap Value Fund Institutional Class	597,307	2,617	599,924	0	0
Wells Fargo Advantage Small Cap Value Fund Class R6	0	632,592	10,200	622,392	15,920,792

					$68,931,740

Derivative transactions

For the three months ended August 31, 2015, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2015, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2015	Unrealized gains (losses)
9-14-2015	Goldman Sachs	224 Short	Japanese Yen Futures	$23,122,400	$(540,378)

9-14-2015	Goldman Sachs	178 Short	Euro FX Futures	25,006,775	486,296

As of August 31, 2015, the Portfolio had segregated $53 as cash collateral for open futures contracts.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

PIK — Payment-in-kind

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian leu

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	October 26, 2015

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 26, 2015